Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net Loss	$ (1,719,749)	$ (586,387)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	379	107
Goodwill impairment	404,169
Stock based compensation	450,566	358,972
Interest added to bridge loan	7,161	11,473
Legal fees satisfied through issuance of Series B preferred stock	150,000
Change in fair value of the derivative liability	29,332
Changes in operating assets and liabilities
Prepaid expenses	(96,667)
Other receivables	6,428	(321)
Other assets		4,147
Accounts payable and accrued expenses	(30,131)	51,893
NET CASH USED IN OPERATING ACTIVITIES	(798,511)	(160,116)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock		214,149
Proceeds from bridge loan	19,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,302,437	214,149
Effect of exchange rate on cash and cash quivalents	(18,291)	(17,916)
NET DECREASE IN CASH AND CASH EQUIVALENTS	3,485,635	36,117
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	3,343	22,733
CASH AND CASH EQUIVALENTS, END OF YEAR	3,488,978	58,850
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense
Cash paid for income taxes
NONCASH TRANSACTIONS
Warrants issued to placement agent	146,641
Warrants issued for Atrinsic debt settlement and conversion	340,784
Debt settled with issuance of Series B preferred stock	425,265
Reclassification of warrants to derivative liabilities from equity	487,425
Accrued liabilities paid through the issuances of Series B preferred stock	125,000
Series B Preferred stock converted to common stock	8
Goodwill Acquired through Stock Issuance to Predecessor Stockholders [Member]
NONCASH TRANSACTIONS
Goodwill recognized in connection with reverse business combination	404,169
Series B Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series B Preferred Stock	$ 4,283,437